Selling and Administrative Expenses (Details) - Schedule of Selling and Administrative Expenses - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Selling And Administrative Expenses [Abstract]
Professional fees	€ 903,531	€ 566,062
Shipping and handling expenses	100,251	148,720
Warehouse handling	35,667	44,539
Miscellaneous operating expenses	133,704	45,596
Marketing and advertising	125,336	242,940
Leases and royalties	84,491	66,409
Insurance premiums	104,674	38,167
Repair and conservation	6,004	19,831
Supplies	2,244	1,506
Depreciation of property and equipment	5,829	10,051
Amortization of intangible assets	24,842	25,141
Amortization of right-of-use assets	31,571	27,957
Total	€ 1,558,144	€ 1,236,919